IDX DYNAMIC INNOVATION ETF

Schedule of Investments

January 31, 2025 (unaudited)

		Shares	Value
99.51%	EXCHANGE TRADED FUNDS
29.19%	ARTIFICIAL INTELLIGENCE
	Artificial Intelligence & Technology ETF	129,616	5,242,967

14.84%	CRYPTO/BLOCKCHAIN
	Amplify Transformational Data Sharing ETF	55,678	2,664,749

30.47%	INDEX ETFs
	Invesco QQQ Trust Series 1	10,480	5,473,599

25.01%	SECTOR ETFs
	iShares U.S. Technology ETF	28,140	4,493,114

99.51%	TOTAL EXCHANGE TRADED FUNDS		17,874,429

99.51%	TOTAL INVESTMENTS		17,874,429

0.49%	Other assets, net of liabilities		87,395
100.00%	NET ASSETS		$17,961,824

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of January 31, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
EXCHANGE TRADED FUNDS	$17,874,429			$17,874,429
TOTAL INVESTMENTS	$17,874,429			$17,874,429

The cost of investments for Federal income tax purposes has been estimated a/o January 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $17,068,422, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$806,007
Gross unrealized depreciation
Net unrealized appreciation	$806,007